Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ (1,470)	R$ 319
Write-offs of accounts receivable			R$ 953
Trade receivables [member]
Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ 4,629		R$ 4,145